Other liabilities (Details 1) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Accrued expenses and deferred income	[1]	R$ 5,038,011	R$ 3,193,291	R$ 3,036,374
Transactions in transit	[2]	785,418	925,336	980,501
Provision for payment of variable remuneration		317,539	260,739	270,626
Liabilities for insurance contracts		1,901,801	1,797,167	1,587,603
Other	[3]	2,878,175	2,918,615	2,138,817
Total		R$ 10,920,944	R$ 9,095,148	R$ 8,013,921

[1]	Corresponds, mainly, to payments to be made - personnel expenses.
[2]	Includes mainly the amounts to transfer to the credit card companies (resources in transit) and amount to release referred to the real estate credits.
[3]	Includes credits for funds to be released, such as Administratives expenses, amounts due to associates and suppliers.